Other Income	12 Months Ended
Mar. 31, 2026
Disclosure Of Other Income [Abstract]
Other Income
12)
OTHER INCOME

	For the year ended March 31
Particulars	2024	2025	2026
Government grant received	356	56	47
Gain on discontinuation of equity accounted investment (refer note 8)	—	—	1,361
Gain on lease modification	12	20	63
Excess provision written back	125	127	89
Net gain on de-recognition of property, plant and equipment	132	61	141
Others	145	53	342
Total	770	317	2,043